Significant Accounting Policies and Recent Accounting Pronouncements (Details) - USD ($)	9 Months Ended	12 Months Ended		15 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Provision for doubtful accounts		$ 0	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life		5 years
Vessels dry-dock or special survey period within the remaining useful life		2 years 6 months
Scrap value per light weight ton	$ 717			$ 685
Percentage for estimation of vessel residual value	12.00%
Vessels useful life		35 years
New Accounting Pronouncement, Early Adoption, Effect
New accounting pronouncement or change in accounting principle, reduction effect of change on current portion long-term debt, net			416,000
New accounting pronouncement or change in accounting principle, reduction effect of change on non-current portion of long-term debt, net			$ 7,077,000